Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Debt Instrument [Line Items]
Total Debt	$ 3,580	$ 3,080
Less: current debt obligations	62	530
Long-term debt	3,518	2,550
Term loan due 2015 [Member]
Debt Instrument [Line Items]
Total Debt	500	0
2.50% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total Debt	512	518
Three point twenty-five percent Senior Notes Due Two Thousand Twenty-three [Member]
Debt Instrument [Line Items]
Total Debt	896	0
Four point seventy-five percent Senior Notes Due Two Thousand Fourty-three [Member] [Member]
Debt Instrument [Line Items]
Total Debt	696	0
3.75% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total Debt	0	699
4.875% Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total Debt	0	496
2.20% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Total Debt	0	454
1.58% Yen-Denominated Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total Debt	78	95
2.04% Yen-Denominated Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Total Debt	122	149
Yen Denominated Credit Facilities [Member]
Debt Instrument [Line Items]
Total Debt	62	76
Commercial paper borrowings [Member]
Debt Instrument [Line Items]
Total Debt	$ 714	$ 593